Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 3,347
Closing balance	3,004	€ 3,347
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,737	4,601
Additions	765	287
Disposals	(39)
Transfers	(543)	(151)
Closing balance	4,920	4,737
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,390)	(496)
Disposals	39
Transfers	543	151
Depreciation charge	(1,109)	(1,044)
Closing balance	(1,916)	(1,390)
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,411
Closing balance	2,174	2,411
Property [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	2,810	2,780
Additions	191	30
Closing balance	3,001	2,810
Property [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(399)
Depreciation charge	(428)	(399)
Closing balance	(827)	(399)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	273
Depreciation charge	(75)	(90)
Closing balance	263	273
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	363	106
Additions	105	257
Disposals	(39)
Closing balance	429	363
Vehicles [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(90)
Disposals	39
Depreciation charge	(114)	(90)
Closing balance	(165)	(90)
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	663
Depreciation charge	(567)	(555)
Closing balance	567	663
Plant and Equipments [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,564	1,715
Additions	470
Transfers	(543)	(151)
Closing balance	1,491	1,564
Plant and Equipments [member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(901)	(496)
Transfers	543	151
Depreciation charge	(567)	(555)
Closing balance	€ (924)	€ (901)